SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Forward Purchase Agreement liabilities	$ 95,662
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Convertible Notes
Forward Purchase Agreement liabilities
Derivative liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Convertible Notes
Forward Purchase Agreement liabilities
Derivative liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Convertible Notes	1,146,236
Forward Purchase Agreement liabilities	95,662
Derivative liability	$ 40,954